Note and Loans Payable (Details Narrative) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended	23 Months Ended	50 Months Ended
	Jul. 19, 2013	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2011	Apr. 30, 2013	Apr. 30, 2011	Jul. 31, 2013
Note And Loans Payable Details Narrative
Borrowed Loan	$ 7,478	$ 7,478	$ 15,950	$ 3,150	$ 35,793	$ 24,644	$ 76,404
Interest on loans		6.00%			6.00%	6.00%	6.00%
Accrued interest		$ 2,685			$ 2,685	$ 1,851	$ 2,685